UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22723

Bluepoint Investment Series Trust
(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor
New York, New York 10017
(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC
350 Madison Avenue, 9th Floor
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 389-8713

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited)

		June 30, 2014
Shares		Fair Value
	Investments in Securities – 109.97%
	Common Stocks – 109.97%
	China - 3.34%
	Web Portals / ISP – 3.34%
680	Baidu Inc ADR *	$127,031
	Total China (cost $113,022)	$127,031

	Hong Kong - 5.27%
	Alternative Waste Technology – 5.27%
140,000	China Everbright International Ltd	200,146
	Total Hong Kong (cost $119,255)	$200,146

	Ireland - 1.77%
	Diversified Manufacturing Operations – 1.77%
930	Pentair PLC	67,072
	Total Ireland (cost $71,150)	$67,072

	Japan - 3.35%
	E-Commerce / Products – 2.28%
6,692	Rakuten Inc	86,470
	Finance - Other Services – 0.94%
1,456	Japan Exchange Group Inc	35,859
	Resorts / Theme Parks – 0.13%
28	Oriental Land Co Ltd	4,797
	Total Japan (cost $124,869)	$127,126

	United States - 96.24%
	Auction House / Art Dealer – 1.59%
1,440	Sotheby’s	60,466
	Cable / Satellite Television – 2.49%
1,760	Comcast Corp, Class A	94,477
	Commercial Services - Finance – 7.61%
650	Alliance Data Systems Corp *	182,812
1,450	MasterCard Inc, Class A	106,532
		289,344
	Computers – 4.11%
1,680	Apple Inc (a)	156,122
	Consulting Services – 1.25%
790	Verisk Analytics Inc, Class A *	47,416
	E-Commerce / Products – 2.82%
330	Amazon.com Inc * (a)	107,177
	E-Commerce / Services – 7.73%
220	Coupons.com Inc *	5,788
4,240	Groupon Inc *	28,069
2,390	TripAdvisor Inc * (a)	259,697
		293,554
	Electronic Components - Semiconductors – 3.15%
2,530	Xilinx Inc	119,694
	Electronic Design Automation – 2.83%
2,770	Synopsys Inc *	107,531
	Finance - Credit Card – 6.49%
1,310	American Express Co	124,280
580	Visa Inc, Class A	122,212
		246,492
	Finance - Other Services – 2.39%
480	IntercontinentalExchange Group Inc	90,672

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		June 30, 2014
Shares		Fair Value
	Common Stock (continued)
	United States (continued)
	Internet Content - Entertainment – 3.54%
4,560	Pandora Media Inc *	$134,520
	Medical - Biomedical / Genetics – 9.85%
850	Alexion Pharmaceuticals Inc * (a)	132,813
845	BioMarin Pharmaceutical Inc *	52,567
1,080	Celgene Corp *	92,750
1,160	Gilead Sciences Inc *	96,176
		374,306
	Medical - Drugs – 1.08%
1,810	ACADIA Pharmaceuticals Inc *	40,888
	Medical - Outpatient / Home Medical – 2.18%
2,849	Premier Inc, Class A *	82,621
	Medical - Wholesale Drug Distribution – 4.15%
2,170	AmerisourceBergen Corp	157,672
	Multimedia – 3.47%
3,850	Twenty-First Century Fox Inc, Class B	131,786
	Publishing - Newspapers – 3.82%
8,315	News Corp, Class B *	145,097
	REITS - Diversified – 4.11%
2,100	Crown Castle International Corp	155,946
	Retail - Consumer Electronics – 2.69%
3,300	Best Buy Co Inc	102,333
	Retail - Discount – 3.01%
2,100	Dollar Tree Inc *	114,366
	Retail - Major Department Store – 2.72%
1,520	Nordstrom Inc	103,254
	Retail - Miscellaneous / Diversified – 0.43%
584	Container Store Group Inc/The *	16,224
	Retail - Restaurants – 2.92%
2,240	Dunkin’ Brands Group Inc	102,614
523	Potbelly Corp *	8,347
		110,961
	Retail - Sporting Goods – 2.30%
1,400	Cabela’s Inc *	87,360
	Semiconductor Equipment – 3.40%
880	Lam Research Corp	59,470
3,550	Teradyne Inc	69,580
		129,050
	Television – 4.11%
2,510	CBS Corp, Class B	155,971
	Total United States (cost $3,187,604)	$3,655,300
	Total Common Stock (cost $3,615,900)	$4,176,674
	Total Investment Securities (cost $3,615,900) - 109.97% †	$4,176,674
	Other Liabilities in Excess of Assets - (9.97%)**	$(378,708)
	Net Assets - 100.00%	$3,797,966

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $91,656 invested in a BNY Mellon Money Market Account, which is 2.41% of net assets and foreign currency with a U.S. Dollar value of 63,255 which is 1.67% of net assets.
ADR	American Depositary Receipt
†	Aggregate cost for federal income tax purposes is $3,850,424. The aggregate gross unrealized gain/(loss) for federal income tax purposes for all portfolio investments is as follows:

Excess of value of cost	$461,157
Excess of cost of value	(42,390)
$418,767

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

June 30, 2014
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Alternative Waste Technology	5.27
Auction House / Art Dealer	1.59
Cable / Satellite Television	2.49
Commercial Services - Finance	7.61
Computers	4.11
Consulting Services	1.25
Diversified Manufacturing Operations	1.77
E-Commerce / Products	5.10
E-Commerce / Services	7.73
Electronic Components - Semiconductors	3.15
Electronic Design Automation	2.83
Finance - Credit Card	6.49
Finance - Other Services	3.33
Internet Content - Entertainment	3.54
Medical - Biomedical / Genetics	9.85
Medical - Drugs	1.08
Medical - Outpatient / Home Medicine	2.18
Medical - Wholesale Drug Distribution	4.15
Multimedia	3.47
Publishing - Newspapers	3.82
REITS - Diversified	4.11
Resorts / Theme Parks	0.13
Retail - Consumer Electronics	2.69
Retail - Discount	3.01
Retail - Major Department Store	2.72
Retail - Miscellaneous / Diversified	0.43
Retail - Restaurants	2.92
Retail - Sporting Goods	2.30
Semiconductor Equipment	3.40
Television	4.11
Web Portals / ISP	3.34
Total Investments in Securities	109.97%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		June 30, 2014
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 10.29%
	Common Stock – 10.29%
	United States – 10.29%
	Computer Services – 0.67%
140	International Business Machines Corp	$25,378
	Electric - Integrated – 1.65%
1,540	Public Service Enterprise Group Inc	62,817
	REITS - Diversified – 1.83%
650	Vornado Realty Trust	69,375
	Sector Fund-Real Estate – 2.08%
1,100	iShares US Real Estate ETF	78,969
	Sector Fund-Utility – 1.79%
1,540	Utilities Select Sector SPDR Fund ETF	68,160
	Telephone - Integrated – 2.27%
2,440	AT&T Inc	86,278
	Total United States (proceeds $339,472)	$390,977
	Total Common Stock (proceeds $339,472)	$390,977
	Total Securities Sold, Not Yet Purchased (proceeds $339,472)	$390,977

ETF	Exchange Traded Fund

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

June 30, 2014
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Computer Services	0.67
Electric - Integrated	1.65
REITS - Diversified	1.83
Sector Fund-Real Estate	2.08
Sector Fund-Utility	1.79
Telephone - Integrated	2.27
Total Securities Sold, Not Yet Purchased	10.29%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited)

			June 30, 2014
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - 0.12%
	Total Return Swap Contracts - 0.12%
	Hotels and Motels - 0.02%
$38,553	12/24/2015	Whitbread PLC	$948

		Agreement with Morgan Stanley, dated 12/23/2013 to receive the total return of the shares of Whitbread PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Discount - 0.03%
18,840	12/24/2015	Poundland Group PLC	1,046

		Agreement with Morgan Stanley, dated 12/23/2013 to receive the total return of the shares of Poundland Group PLC in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

2,139	12/24/2015	B&M European Value Retail SA	(24)

		Agreement with Morgan Stanley, dated 12/23/2013 to receive the total return of the shares of B&M European Value Retail SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Semiconductor Components - Integrated Circuits - 0.07%
174,052	2/5/2015	QUALCOMM Inc	2,557

		Agreement with Morgan Stanley, dated 02/05/2013 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Total Swap Contracts		$4,527

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

June 30, 2014
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Hotels and Motels	0.02%
Retail - Discount	0.03%
Semiconductor Components - Integrated Circuits	0.07%
Total Swap Contracts	0.12%

See accompanying notes to Schedule of Investments

BLUEPOINT TRUST

NOTES TO SCHEDULE OF
INVESTMENTS – June 30, 2014
(Unaudited)

1. Fair Value Measurement

The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance June 30, 2014
Assets
Common Stock	$4,176,674	$—	$—	$4,176,674
Total Return Swaps	—	4,527	—	4,527
Total Assets	$4,176,674	$4,527	$—	$4,181,201

Liabilities
Common Stock	$390,977	$—	$—	$390,977
Total Liabilities	$390,977	$—	$—	$390,977

BLUEPOINT TRUST

NOTES TO SCHEDULE OF
INVESTMENTS – June 30, 2014
(Unaudited) (continued)

2. Derivatives – Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

SilverBay Capital Management LLC (the “Adviser”) may use total return swaps to pursue the Fund’s investment objective of seeking capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated, or “notional,” amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved. Total return swaps are where one party exchanges a cash flow indexed (on a long or short basis) to a non-money market asset (e.g., an equity security).

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

BLUEPOINT TRUST

NOTES TO SCHEDULE OF
INVESTMENTS – June 30, 2014
(Unaudited) (continued)

2. Derivatives – Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities.

There was no activity of the above-mentioned investments in the Fund during the nine months ended June 30, 2014.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s board of trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

There was no activity of the above-mentioned investments in the Fund during the nine months ended June 30, 2014.

3. Federal Income Tax Information

At September 30, 2013, the aggregate cost and proceeds for Federal income tax purposes of portfolio investments was $3,850,424. For Federal income tax purposes, at September 30, 2013, accumulated net unrealized gain on portfolio investments was $418,767, consisting of $461,157 gross unrealized gain and $42,390 gross unrealized loss. The difference between book basis and tax basis unrealized gain on portfolio investments is attributable primarily to cumulative loss deferrals on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bluepoint Investment Series Trust

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	8/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer (principal executive officer)

Date	8/29/2014

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer (principal financial officer)

Date	8/29/2014

* Print the name and title of each signing officer under his or her signature.